EQUITY - Shares (Details) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021
Schedule of Partnership Units [Line Items]
Equity	$ (764)	$ (648)	$ (361)	$ (1,078)	$ (1,563)	$ (1,424)
Share capital
Schedule of Partnership Units [Line Items]
Equity	$ 53	$ 53	$ 53	$ 53	$ 53
Share capital | Class C Shares
Schedule of Partnership Units [Line Items]
Number of shares outstanding (in shares)	2,103,677					2,103,677,000,000
Share Issuance (in shares)	0
Equity	$ 53					$ 53
Issue of equity	$ 0